ARIN TACTICAL TAIL RISK ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

PURCHASED OPTIONS - 61.0% (a)(h)	Notional Amount	Contracts		Value
Call Options - 5.9% (b)(c)
Roundhill Magnificent Seven ETF, Expiration: 12/18/2026; Exercise Price: $30.01	$5,465,500	850		$2,950,664
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10.01 (d)	2,688,372	36		2,643,372
Total Call Options				5,594,036

Put Options - 55.1% (b)(c)(d)
S&P 500 Index
Expiration: 07/17/2026; Exercise Price: $2,500.00	403,465,568	538		2,690
Expiration: 07/17/2026; Exercise Price: $7,250.00	33,747,120	45		98,775
Expiration: 07/24/2026; Exercise Price: $7,300.00	11,249,040	15		62,100
Expiration: 08/21/2026; Exercise Price: $2,500.00	350,970,048	468		7,020
Expiration: 09/18/2026; Exercise Price: $2,500.00	377,967,744	504		21,420
Expiration: 09/18/2026; Exercise Price: $13,000.00	26,997,696	36		19,432,260
Expiration: 10/16/2026; Exercise Price: $2,600.00	338,971,072	452		50,850
Expiration: 11/20/2026; Exercise Price: $2,800.00	287,225,488	383		105,325
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10,010.01	2,688,372	36		32,990,148
Total Put Options				52,770,588
TOTAL PURCHASED OPTIONS (Cost $59,015,436)				58,364,624

EXCHANGE TRADED FUNDS - 56.3%
Alpha Architect Tail Risk ETF (a)(e)(f)		597,146		53,958,113
TOTAL EXCHANGE TRADED FUNDS (Cost $46,318,880)				53,958,113

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.57% (g)		1,083,038		1,083,038
TOTAL MONEY MARKET FUNDS (Cost $1,083,038)				1,083,038

TOTAL INVESTMENTS - 118.4% (Cost $106,417,354)				$113,405,775
Liabilities in Excess of Other Assets - (18.4)%			(0.18395)	(17,619,450)
TOTAL NET ASSETS - 100.0%				$95,786,325
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)	Affiliated security as defined by the Investment Company Act of 1940.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(h)	FLexible EXchange® Options.

ARIN TACTICAL TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (17.3)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(d)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10,010.01 (b)(c)	$(2,688,372)	(36)	$(360)

Put Options - (17.3)% (b)(c)(d)
S&P 500 Index
Expiration: 07/17/2026; Exercise Price: $7,150.00	(33,747,120)	(45)	(62,775)
Expiration: 07/17/2026; Exercise Price: $7,350.00	(33,747,120)	(45)	(165,600)
Expiration: 07/24/2026; Exercise Price: $7,200.00	(11,249,040)	(15)	(41,850)
Expiration: 07/24/2026; Exercise Price: $7,400.00	(11,249,040)	(15)	(96,750)
Expiration: 07/31/2026; Exercise Price: $7,700.00	(12,748,912)	(17)	(376,210)
Expiration: 09/18/2026; Exercise Price: $12,000.00	(26,997,696)	(36)	(15,872,760)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10.01	(2,688,372)	(36)	(360)
Total Put Options			(16,616,305)
TOTAL WRITTEN OPTIONS (Premiums received $17,137,556)			$(16,616,665)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	FLexible EXchange® Options.

ARIN TACTICAL TAIL RISK ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)
Arin Tactical Tail Risk ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Purchased Options	$35,633,520	$22,731,104	$—	$58,364,624
Exchange Traded Funds	53,958,113	—	—	53,958,113
Money Market Funds	1,083,038	—	—	1,083,038
Total Investments	$90,674,671	$22,731,104	$—	$113,405,775

Liabilities:
Investments:
Written Options	$(720)	$(16,615,945)	$—	$(16,616,665)
Total Investments	$(720)	$(16,615,945)	$—	$(16,616,665)
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
Transactions with Affiliates
The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded fund have the same investment adviser. The Fund had the following transactions with such affiliated funds during the current fiscal period:

Alpha Architect Tail Risk ETF
Value as of October 27, 2025 (a)(b)	$54,798,774
Additions	—
Reductions	(1,078,200)
Realized Gain (Loss)	20,479
Net Change in Unrealized Appreciation (Depreciation)	217,060
Value as of June 30, 2026	$53,958,113

Dividend / Interest Income	$—
Capital Gain Distributions from Underlying Fund	$—

Shares as of June 30, 2026	597,146
(a) Inception date of Fund.
(b) Market value and shares of securities received as a result of an in-kind contribution.
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